Non-Consolidated Variable Interest Entities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2011 Prlp2011 Holdings Llc Joint Venture [Member]	Dec. 31, 2011 Fnma Gnma Vie [Member]	Dec. 31, 2010 Fnma Gnma Vie [Member]
Variable Interest Entity [Line Items]
Non-consolidated VIEs, unpaid principal balance of loans serviced			$ 9,400	$ 9,300
Non-consolidated VIEs, description of maximum loss		The Corporation determined that under a maximum exposure to loss worst case scenario the carrying amount of the acquisition loan, the advances on the advance facility and working capital line, if any, and the equity interest held by the Corporation at December 31, 2011 will not be recovered.	Maximum exposure to loss represents the maximum loss, under a worst case scenario, that would be incurred by the Corporation, as servicer for the VIEs, assuming all loans serviced are delinquent and that the value of the Corporation’s interests and any associated collateral declines to zero, without any consideration of recovery
Ownership interest	24.90%	24.90%
Equity Method Investment, Underlying Equity in Net Assets	16
Loans Receivable, Description of Variable Rate Basis	5-year maturity and bears a variable interest at 30-day LIBOR plus 300 basis points
Variable Interest Entity, Qualitative or Quantitative Information, Size of VIE	In September of 2011, BPPR sold construction and commercial real estate loans with a fair value of $148 million
Purchase Price Of Loans	57.00%
Financed Closing Costs	2
Carrying Amount Of Acquisition Loan Before Financed Closing Costs	84
Carrying Amount Of Acquisition Loan After Financed Closing Costs	86
Total Working Capital Line	20
Total Advance Facility	68.5
Cash Received From Investee	48
Net Equity Of Investee	63
Fair Value Of Loans Sold	$ 148